Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 897,680	$ 8,948,400
Prepaid expenses and other current assets (Note 3)	925,382	297,998
Total current assets	1,823,062	9,246,398
Property and equipment (Note 4)	6,694	18,102
Other assets	16,885	12,143
Total assets	1,846,641	9,276,643
Current liabilities:
Accounts payable, including related party of $265,864 and $53,365, as of December 31, 2023 and 2022, respectively	4,633,534	2,373,276
Related party short-term loan of $1,633,746 and $0, as of December 31, 2023 and 2022, respectively (Note 5)	1,633,746	0
Other accrued liabilities, including related party expenses of $0 and $4,107 as of December 31, 2023 and 2022, respectively (Note 6)	1,652,270	986,437
Total current liabilities	7,919,550	3,359,713
Deferred revenues (Note 9)	2,499,969	2,499,969
Accrued pension liability (Note 10)	260,685	136,122
Total liabilities	10,680,204	5,995,804
Commitments and contingencies (Note 11)
Shareholders’ equity:
Common shares, CHF 0.02 ($0.02) par value, 35,671,780 and 32,428,893 registered shares issued and outstanding at December 31, 2023 and 2022, respectively	733,413	668,555
Treasury shares, CHF 0.02 ($0.02) par value, 3,242,887 and 0 registered treasury shares issued and outstanding at December 31, 2023 and 2022, respectively	(64,858)
Additional paid-in capital	61,029,437	60,864,530
Accumulated deficit	(70,373,484)	(58,201,455)
Accumulated other comprehensive loss	(158,071)	(50,791)
Total shareholders’ equity (deficit)	(8,833,563)	3,280,839
Total liabilities and shareholders’ equity / (deficit)	$ 1,846,641	$ 9,276,643